DEBT - Components of debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross		$ 184,355
Current portion of long-term debt	$ (3,750)	(7,000)	$ 0
Less: unamortized discount and debt issuance costs	(10,993)	(4,693)	0
Long-term debt	385,257	172,662	0
Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	375,000
Secured Debt | Senior secured first lien term loan facility
Debt Instrument [Line Items]
Long-term debt, gross		136,500	0
First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 25,000	$ 47,855	$ 0